SCHEDULE OF INVENTORY (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Inventory Disclosure [Abstract]
Finished Goods	$ 3,470,442	$ 4,482,291		$ 2,556,368
Allowance for obsolescence	(742,311)	(108,055)	$ (388,431)	(85,058)
Inventory, net	$ 2,728,131	$ 4,374,236		$ 2,471,310